                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
                       PROSPECTUS DATED NOVEMBER 9, 2006
                           (COVA VA/PREMIER ADVISOR)

This Supplement revises information contained in the prospectus dated November 9, 2006 (as supplemented) for the Cova Variable Annuity and the Premier Advisor Variable Annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------

            PERIODIC FEES AND EXPENSES TABLE
            CONTRACT MAINTENANCE CHARGE (Note 1)                 $30
            SEPARATE ACCOUNT ANNUAL EXPENSES
            (referred to as Separate Account Product Charges)
            (as a percentage of average account value)
               Mortality and Expense Charge*.................. 1.25%
               Administration Expense Charge.................. 0.15%
                                                               -----
               Total Separate Account Product Charges......... 1.40%

* For Premier Advisor contracts we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of (1) 0.67% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class A) and (2) 0.59% for account value allocated to the
   T. Rowe Price Large Cap Value Portfolio (Class A). For Cova VA contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A).

   Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                                          Minimum Maximum
Total Annual Investment Portfolio Operating Expenses                                       0.35%   1.09%
(expenses that are deducted from investment portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets)

                                                           Distribution             Acquired  Total     Contractual    Net Total
                                                           and/or                   Fund Fees Annual    Fee Waiver     Annual
                                                Management Service (12b-1) Other    and       Operating and/or Expense Operating
                                                Fee        Fees            Expenses Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
  Invesco V.I. International Growth Fund           0.71%          --         0.32%      --      1.03%          --        1.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 INITIAL CLASS
  Equity-Income Portfolio                          0.46%          --         0.10%      --      0.56%          --        0.56%
  Growth Opportunities Portfolio                   0.56%          --         0.14%      --      0.70%          --        0.70%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 1
  Templeton Foreign Securities Fund                0.64%          --         0.15%    0.01%     0.80%        0.00%       0.80%
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate Portfolio --
   Class A                                         0.61%          --         0.06%      --      0.67%          --        0.67%
  Lazard Mid Cap Portfolio -- Class A              0.69%          --         0.06%      --      0.75%          --        0.75%
  Legg Mason ClearBridge Aggressive Growth
   Portfolio -- Class A                            0.62%          --         0.03%      --      0.65%          --        0.65%
  Lord Abbett Bond Debenture Portfolio --
   Class A                                         0.50%          --         0.04%      --      0.54%          --        0.54%
  Lord Abbett Mid Cap Value Portfolio --
   Class A                                         0.67%          --         0.06%      --      0.73%        0.02%       0.71%
  Met/Templeton Growth Portfolio -- Class A        0.68%          --         0.14%      --      0.82%        0.02%       0.80%
  MFS(R) Emerging Markets Equity Portfolio --
   Class A                                         0.92%          --         0.17%      --      1.09%          --        1.09%
  MFS(R) Research International Portfolio --
   Class A                                         0.68%          --         0.09%      --      0.77%        0.06%       0.71%
  Morgan Stanley Mid Cap Growth Portfolio --
   Class A                                         0.65%          --         0.07%      --      0.72%        0.01%       0.71%
  PIMCO Total Return Portfolio -- Class A          0.48%          --         0.03%      --      0.51%          --        0.51%
  Pioneer Fund Portfolio -- Class A                0.64%          --         0.05%      --      0.69%        0.01%       0.68%
  T. Rowe Price Large Cap Value Portfolio --
   Class A                                         0.57%          --         0.02%      --      0.59%          --        0.59%
  Van Kampen Comstock Portfolio -- Class B         0.58%        0.25%        0.03%      --      0.86%        0.01%       0.85%
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class A       0.34%          --         0.03%      --      0.37%        0.01%       0.36%
  BlackRock Bond Income Portfolio -- Class B       0.34%        0.25%        0.03%      --      0.62%        0.01%       0.61%
  BlackRock Money Market Portfolio --
   Class A                                         0.33%          --         0.02%      --      0.35%        0.01%       0.34%
  Davis Venture Value Portfolio -- Class A         0.70%          --         0.03%      --      0.73%        0.05%       0.68%
  Jennison Growth Portfolio -- Class A             0.62%          --         0.02%      --      0.64%        0.07%       0.57%
  Jennison Growth Portfolio -- Class B             0.62%        0.25%        0.02%      --      0.89%        0.07%       0.82%
  MFS(R) Total Return Portfolio -- Class A         0.54%          --         0.05%      --      0.59%          --        0.59%
  MFS(R) Value Portfolio -- Class B                0.70%        0.25%        0.03%      --      0.98%        0.13%       0.85%
  Oppenheimer Global Equity Portfolio --
   Class B                                         0.52%        0.25%        0.10%      --      0.87%          --        0.87%
  T. Rowe Price Large Cap Growth Portfolio --
   Class A                                         0.60%          --         0.04%      --      0.64%        0.01%       0.63%
  T. Rowe Price Small Cap Growth Portfolio --
   Class A                                         0.49%          --         0.06%      --      0.55%          --        0.55%
  Western Asset Management Strategic Bond
   Opportunities Portfolio -- Class A              0.61%          --         0.06%      --      0.67%        0.04%       0.63%

                                              Distribution             Acquired  Total     Contractual    Net Total
                                              and/or                   Fund Fees Annual    Fee Waiver     Annual
                                   Management Service (12b-1) Other    and       Operating and/or Expense Operating
                                   Fee        Fees            Expenses Expenses  Expenses  Reimbursement  Expenses
-------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT Equity Income Fund        0.48%        0.25%        0.16%    0.05%     0.94%         --         0.94%

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain investment portfolios have agreed to waive fees and/or pay expenses of the investment portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that investment portfolio, but the expenses of the investment portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The investment portfolios provided the information on their expenses, and we have not independently verified the information.
INVESTMENT OPTIONS

The contract offers the INVESTMENT PORTFOLIOS which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Currently, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

 Invesco V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

 Equity-Income Portfolio
 Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

 Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

 Clarion Global Real Estate Portfolio
 Lazard Mid Cap Portfolio
 Legg Mason ClearBridge Aggressive Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Mid Cap Value Portfolio
 Met/Templeton Growth Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 T. Rowe Price Large Cap Value Portfolio
 Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND (CLASS A (OR CLASS B AS NOTED))

 BlackRock Bond Income Portfolio (Class A and Class B)
 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio
 Jennison Growth Portfolio (Class A and Class B)
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio (Class B)
 Oppenheimer Global Equity Portfolio (Class B)
 T. Rowe Price Large Cap Growth Portfolio

 T. Rowe Price Small Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Equity Income Fund

The following paragraphs in this section have been modified:

The investment portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, the investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual Owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading policies established by the investment portfolio.

In addition, Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the investment portfolio generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from Owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Owner). You should read the investment portfolio prospectuses for more details.

DOLLAR COST AVERAGING PROGRAM

The following paragraph is added to this section:

If you make an additional purchase payment while the Dollar Cost Averaging Program is in effect, we will not allocate the additional payment to the Program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the additional purchase payment directly to the same destination investment portfolios you selected under the Dollar Cost Averaging Program. Any purchase payments received after the Program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."

EXPENSES

WITHDRAWAL CHARGE

The following paragraph has been added:
For participants of 403(b) arrangements, 401(a), 401(k) and 457 plans, if you make a transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.

OTHER INFORMATION

DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA

BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Investors Insurance Company will be sent to you without charge.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available under any of the products described herein for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (Class 1) (closed May 1, 2003 for Cova VA contracts); (b) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I."):
Invesco V.I. International Growth Fund (Series 1) (closed May 1, 2002 for Cova VA contracts); (c) Met Investors Series Trust ("MIST") (Class B): T. Rowe Price Mid Cap Growth Portfolio (closed as of May 1, 2003); (d) Metropolitan Series Fund ("MSF"): Baillie Gifford International Stock Portfolio (Class B) (formerly Artio International Stock Portfolio (Class B)) (closed December 19, 2003); (e)
MSF: T. Rowe Price Large Cap Growth Portfolio (Class A) (closed May 1, 2004 for Cova VA contracts) (f) MSF: BlackRock Legacy Large Cap Growth Portfolio (Class
A) (added and closed effective May 4, 2009); and (g) MIST: Met/Templeton Growth Portfolio (Class A) (added and closed May 2, 2011 for Cova VA) and Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) (added and closed May 2, 2011 for Cova VA).

Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Invesco V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust ("MIST"); (b) AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; (c) Franklin Templeton Variable Insurance Products Trust (Class 1): Franklin Large Cap Growth Securities Fund was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of Metropolitan Series Fund, Inc. ("MSF"); Franklin Small Cap Fund was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of MSF; Mutual Shares Securities Fund (Class 1 and Class 2) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Templeton Global Income Securities Fund was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (d) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Bond Series was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; MFS(R) Emerging Growth Series was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of MSF; MFS(R) Research Series was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Strategic Income Series was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of MSF; (e) Oppenheimer Variable Account Funds (Class A): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of MSF; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of MIST; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (f) Scudder Variable Series II: SVS Dreman High Return Equity Portfolio (Class A) was replaced with the Lord Abbett Growth and Income Portfolio (Class
A) of MIST.

Effective as of September 3, 2004, the Equity Income Portfolio of the First American Insurance Portfolios, Inc. was liquidated. Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class
A) of the

Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust and the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (c) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed for Premier Adviser and Prevail Contracts effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (d) Scudder Variable Series II: the DWS Dreman Small Cap Value VIP (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (e) Fidelity Variable Insurance Products: the VIP Contrafund(R) Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 1, 2006, the following investment portfolios were replaced:
(a) Fidelity Variable Insurance Products: the VIP Growth Portfolio (Initial Class) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc. and the VIP Growth and Income Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2007, the following investment portfolios were merged: (a) the Met/Putnam Capital Opportunities Portfolio (Class A) of the Met Investors Series Trust merged into the Lazard Mid Cap Portfolio (Class A) of the Met Investors Series Trust; (b) approximately 65% of the Lord Abbett America's Value Portfolio (Class B) of the Met Investors Series Trust merged into the Lord Abbett Mid Cap Value Portfolio (Class B) (added and closed April 30, 2007) of the Met Investors Series Trust, and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) of the Met Investors Series Trust merged into the Lord Abbett Bond Debenture Portfolio (Class B) (added and closed April 30, 2007) of the Met Investors Series Trust.

Effective as of April 30, 2007, Invesco V.I. Capital Appreciation Fund (Series
I) (closed effective May 1, 2006) was replaced with the Met Investors Series
Trust: Met/AIM Capital Appreciation Portfolio (Class A) (added and closed April 30, 2007).

Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; and the Met/ AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 3, 2010, the assets in the Class B (or Class E, as noted) shares of the following investment portfolios, which had been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Davis Venture Value Portfolio (Class E) and the MFS(R) Total Return Portfolio (Class B) of the Metropolitan Series Fund, Inc., and the MFS(R) Research International Portfolio (Class B), the Lord Abbett Bond Debenture Portfolio (Class B) and the Lord Abbett Mid Cap Value Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) (closed May 1, 2006) was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 1) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class A) of the Met Investors Series Trust

Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

INVESTMENT ADVISER: Invesco Advisers, Inc.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

EQUITY-INCOME PORTFOLIO

INVESTMENT OBJECTIVE: Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500(R) Index.

INVESTMENT ADVISER: Fidelity Management & Research Company

SUBADVISER: FMR Co., Inc.

GROWTH OPPORTUNITIES PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide capital growth.

INVESTMENT ADVISER: Fidelity Management & Research Company

SUBADVISER: FMR Co., Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

TEMPLETON FOREIGN SECURITIES FUND

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

INVESTMENT ADVISER: Templeton Investment Counsel, LLC

MET INVESTORS SERIES TRUST

CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: CBRE Clarion Securities LLC (formerly ING Clarion Real Estate Securities LLC)

LAZARD MID CAP PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Lazard Asset Management LLC

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks capital appreciation.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: ClearBridge Advisors, LLC

LORD ABBETT BOND DEBENTURE PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Lord, Abbett & Co. LLC

LORD ABBETT MID CAP VALUE PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Lord, Abbett & Co. LLC

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MET/TEMPLETON GROWTH PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Templeton Global Advisors Limited

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks capital appreciation.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Massachusetts Financial Services Company

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks capital appreciation.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Massachusetts Financial Services Company

MORGAN STANLEY MID CAP GROWTH PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks capital appreciation.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Morgan Stanley Investment Management Inc.

PIMCO TOTAL RETURN PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Pacific Investment Management Company LLC

PIONEER FUND PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks reasonable income and capital growth.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Pioneer Investment Management, Inc.

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: T. Rowe Price Associates, Inc.

VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: Seeks capital growth and income.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Invesco Advisers, Inc.

METROPOLITAN SERIES FUND

BLACKROCK BOND INCOME PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks a competitive total return primarily from investing in fixed-income securities.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: BlackRock Advisors, LLC

BLACKROCK BOND INCOME PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: Seeks a competitive total return primarily from investing in fixed-income securities.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: BlackRock Advisors, LLC

BLACKROCK MONEY MARKET PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: BlackRock Advisors, LLC

DAVIS VENTURE VALUE PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks growth of capital.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Davis Selected Advisers, L.P.

JENNISON GROWTH PORTFOLIO (CLASS A AND CLASS B)

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Jennison Associates LLC

MFS(R) TOTAL RETURN PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks a favorable total return through investment in a diversified portfolio.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Massachusetts Financial Services Company

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MFS(R) VALUE PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: Seeks capital appreciation.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Massachusetts Financial Services Company

OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: Seeks capital appreciation.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: OppenheimerFunds, Inc.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and, secondarily, dividend income.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: T. Rowe Price Associates, Inc.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: T. Rowe Price Associates, Inc.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO (CLASS A)

INVESTMENT OBJECTIVE: Seeks to maximize total return consistent with preservation of capital.

INVESTMENT ADVISER: MetLife Advisers, LLC

SUBADVISER: Western Asset Management Company

PUTNAM VARIABLE TRUST (CLASS IB)

PUTNAM VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE: Seeks capital growth and current income.

INVESTMENT ADVISER: Putnam Investment Management, LLC

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APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the COVA VARIABLE ANNUITY, the following portfolios are available:

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

 Lazard Mid Cap Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 T. Rowe Price Large Cap Value Portfolio
 Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND (CLASS A (OR CLASS B AS NOTED))

 BlackRock Bond Income Portfolio (Class B)
 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio
 Jennison Growth Portfolio (Class B)
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio (Class B)
 Oppenheimer Global Equity Portfolio (Class B)
 T. Rowe Price Small Cap Growth Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Equity Income Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*

 Invesco V.I. International Growth Fund (Series I) 5/1/02
 Templeton Foreign Securities Fund (Class 1) 5/1/03
 T. Rowe Price Mid Cap Growth Portfolio (Class B) 5/1/03
 Baillie Gifford International Stock Portfolio (Class B) 12/19/03
 T. Rowe Price Large Cap Growth Portfolio (Class A) 5/1/04
 BlackRock Legacy Large Cap Growth Portfolio (Class A) 5/4/09
 Legg Mason ClearBridge Aggressive Growth Portfolio (5/2/11)
 Met/Templeton Growth Portfolio (5/2/11)
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If you purchased a PREMIER ADVISOR VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

 Invesco V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

 Equity-Income Portfolio
 Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

 Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)

 Clarion Global Real Estate Portfolio
 Lazard Mid Cap Portfolio
 Legg Mason ClearBridge Aggressive Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Mid Cap Value Portfolio
 Met/Templeton Growth Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

 BlackRock Bond Income Portfolio
 BlackRock Money Market Portfolio
 Jennison Growth Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

CLOSED PORTFOLIOS FOR THIS PRODUCT*

 BlackRock Legacy Large Cap Growth Portfolio (Class A) 5/4/09
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 * These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).

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